Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 94.0%
Brazil - 4.6%
Energisa SA	384,536	$ 3,156,322
Localiza Rent a Car SA	163,000	1,945,077
Lojas Renner SA	171,310	1,358,441
Magazine Luiza SA	772,976	3,057,324
Notre Dame Intermedica Participacoes SA	182,400	2,801,709
Petrobras Distribuidora SA	719,617	3,914,319
Petroleo Brasileiro SA	2,113,551	11,159,728
Raia Drogasil SA	741,345	3,592,675
Vale SA, ADR	680,207	14,297,951

		45,283,546

China - 37.8%
Airtac International Group	88,000	2,843,760
Alibaba Group Holding Ltd., ADR (A)	117,635	22,961,176
Alibaba Group Holding Ltd. (A)	1,372,969	33,531,679
Amoy Diagnostics Co. Ltd., A Shares	209,500	2,673,583
Baidu, Inc., ADR (A)	13,957	2,289,088
Baidu, Inc., Class A (A)	79,473	1,628,403
BeiGene Ltd., ADR (A)	9,125	2,888,884
Bilibili, Inc., Class Z (A)	46,142	3,950,605
Centre Testing International Group Co. Ltd., A Shares	1,086,500	4,578,027
China Construction Bank Corp., H Shares	17,491,922	12,183,882
China Longyuan Power Group Corp. Ltd., H Shares	7,984,175	14,951,696
China Merchants Bank Co. Ltd., H Shares	1,134,568	8,631,285
China Pacific Insurance Group Co. Ltd., H Shares	1,648,615	4,642,536
China Tourism Group Duty Free Corp. Ltd., A Shares	97,206	3,635,668
CIFI Holdings Group Co. Ltd.	5,752,272	3,469,102
Contemporary Amperex Technology Co. Ltd., A Shares	287,900	24,707,567
Country Garden Services Holdings Co. Ltd.	181,079	1,470,341
CSC Financial Co. Ltd., H Shares (B) (C)	4,309,051	4,254,915
CSPC Pharmaceutical Group Ltd.	665,981	898,967
ENN Energy Holdings Ltd.	314,036	6,553,394
Ganfeng Lithium Co. Ltd., H Shares (B)	301,292	6,484,862
Glodon Co. Ltd., A Shares	219,800	2,151,581
Haidilao International Holding Ltd. (B) (C)	152,135	570,652
Hangzhou Tigermed Consulting Co. Ltd., H Shares (B)	182,800	3,550,059
Hualan Biological Engineering, Inc., A Shares	342,600	1,956,186
Huizhou Desay Sv Automotive Co. Ltd., A Shares	281,506	4,486,214
Industrial & Commercial Bank of China Ltd., H Shares	12,902,503	7,164,669
Kweichow Moutai Co. Ltd., A Shares	27,600	7,188,680
LI Ning Co. Ltd.	209,654	2,214,221
Longfor Group Holdings Ltd. (B)	834,896	3,880,767
New Oriental Education & Technology Group, Inc., ADR (A)	272,233	590,746
Ping An Insurance Group Co. of China Ltd., H Shares	1,376,542	12,045,899
Proya Cosmetics Co. Ltd., A Shares	296,900	7,424,258
Shandong Sinocera Functional Material Co. Ltd., A Shares	904,500	6,574,017
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,604,678	4,673,364

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	98,300	$ 617,590
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	61,800	3,749,380
TAL Education Group, ADR (A)	69,843	423,947
Tencent Holdings Ltd.	975,902	58,854,842
Trip.Com Group Ltd., ADR (A)	215,433	5,586,178
Trip.com Group Ltd. (A)	31,850	844,335
Wuliangye Yibin Co. Ltd., A Shares	77,800	2,669,830
WuXi AppTec Co. Ltd., H Shares (B)	209,448	4,642,475
Wuxi Biologics Cayman, Inc. (A) (B)	106,825	1,631,672
XPeng, Inc., ADR (A) (C)	421,886	17,099,040
XPeng, Inc., A Shares (A) (C)	59,100	1,134,674
Yatsen Holding Ltd., ADR (A)	967,779	6,522,830
Yifeng Pharmacy Chain Co. Ltd., A Shares	464,867	3,517,689
Yihai International Holding Ltd. (A) (C)	1,813,241	10,937,654
Yunnan Energy New Material Co. Ltd., A Shares	144,800	5,587,582
Zai Lab Ltd., ADR (A)	25,936	3,750,605
Zai Lab Ltd. (A) (C)	14,418	2,024,372
Zhongsheng Group Holdings Ltd.	749,500	6,907,570

		370,202,998

Czech Republic - 0.8%
Komercni banka as (A)	212,389	7,884,029

Greece - 0.5%
Hellenic Telecommunications Organization SA	246,532	4,498,793

Hong Kong - 2.4%
AIA Group Ltd.	841,954	10,074,620
China Gas Holdings Ltd.	1,406,406	4,330,025
China Mengniu Dairy Co. Ltd. (A)	466,039	2,530,318
ESR Cayman Ltd. (A) (B)	372,783	1,310,264
Kerry Properties Ltd.	722,779	2,134,524
Shimao Group Holdings Ltd.	1,618,862	3,195,462

		23,575,213

India - 6.9%
Axis Bank Ltd., GDR (A)	144,777	6,876,907
Bharti Airtel Ltd.	1,232,165	9,371,779
Dabur India Ltd.	383,354	3,103,095
Hindustan Unilever Ltd.	178,538	5,624,140
ICICI Bank Ltd., ADR (C)	640,714	11,910,873
Infosys Ltd., ADR	329,966	7,298,848
Kotak Mahindra Bank Ltd. (A)	250,111	5,582,650
Mahindra & Mahindra Ltd., GDR	675,237	6,725,361
Mahindra & Mahindra Ltd.	52,952	531,213
Power Grid Corp. of India Ltd. (A)	1,137,238	2,618,137
Power Grid Corp. of India Ltd. (A) (D)	379,079	872,712
Reliance Industries Ltd., GDR (B)	101,272	5,600,342
Reliance Industries Ltd.	58,470	1,604,123

		67,720,180

Indonesia - 1.0%
Bank Central Asia Tbk PT	4,210,942	8,692,887
Unilever Indonesia Tbk PT	3,336,548	974,557

		9,667,444

Japan - 0.6%
Nexon Co. Ltd. (C)	52,537	1,081,007
Tokyo Electron Ltd.	11,936	4,922,710

		6,003,717

Transamerica Funds	Page 1

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Jordan - 0.3%
Hikma Pharmaceuticals PLC	82,901	$ 3,048,389

Macau - 0.7%
Sands China Ltd. (A)	2,029,600	6,912,923

Mexico - 0.9%
America Movil SAB de CV, Series L	7,515,730	6,286,312
Grupo Mexico SAB de CV, Series B	613,043	2,808,026

		9,094,338

Netherlands - 0.7%
ASML Holding NV	8,459	6,465,922

Peru - 0.4%
Credicorp Ltd. (A)	40,206	4,059,198

Philippines - 0.9%
Ayala Land, Inc.	5,352,754	3,501,752
BDO Unibank, Inc.	2,794,460	5,702,409

		9,204,161

Poland - 0.1%
Allegro.eu SA (A) (B)	55,396	950,467

Republic of Korea - 10.2%
CJ CheilJedang Corp.	2,728	1,109,073
E-MART, Inc.	9,757	1,431,124
KakaoBank Corp. (A) (D)	9,661	327,563
Kangwon Land, Inc. (A)	72,015	1,619,457
Kia Corp.	66,193	4,834,115
Krafton, Inc. (A) (D)	4,604	1,993,299
LG Chem Ltd.	26,021	19,112,519
NAVER Corp.	24,686	9,304,187
Samsung Electronics Co. Ltd.	411,385	28,112,566
Shinhan Financial Group Co. Ltd.	292,758	9,922,494
SK Hynix, Inc.	106,765	10,451,895
SK Innovation Co. Ltd. (A)	27,951	6,166,567
SK Telecom Co. Ltd.	20,334	5,326,166

		99,711,025

Republic of South Africa - 4.0%
FirstRand Ltd.	2,449,811	9,089,445
Gold Fields Ltd.	706,429	6,976,511
Impala Platinum Holdings Ltd.	171,152	3,085,260
Naspers Ltd., N Shares	32,903	6,349,628
Old Mutual Ltd.	7,078,573	6,242,141
Rand Merchant Investment Holdings Ltd.	2,230,801	4,733,767
Sibanye Stillwater Ltd.	695,315	3,030,316

		39,507,068

Russian Federation - 5.8%
Gazprom PJSC, ADR	994,044	7,753,543
Inter RAO (A) (D)	45,700,220	2,719,300
Lukoil PJSC, ADR	102,400	8,795,136
Magnit PJSC (D)	27,380	2,003,915
MMC Norilsk Nickel PJSC (D)	8,053	2,783,403
Mobile TeleSystems PJSC, ADR	382,284	3,283,820
Ozon Holdings PLC, ADR (A) (C)	82,034	4,282,995
Sberbank of Russia PJSC (D)	3,511,062	14,678,960
Yandex NV, Class A (A) (C)	152,803	10,379,908

		56,680,980

Singapore - 0.4%
Sea Ltd., ADR (A)	15,468	4,271,643

	Shares	Value
COMMON STOCKS (continued)
Taiwan - 11.8%
ASE Technology Holding Co. Ltd.	1,785,000	$ 7,854,609
E.Sun Financial Holding Co. Ltd. (A)	5,337,505	5,062,320
Globalwafers Co. Ltd.	187,000	5,681,648
MediaTek, Inc.	399,140	13,051,019
President Chain Store Corp. (A)	472,358	4,744,537
Realtek Semiconductor Corp. (A)	422,220	8,914,666
Taiwan Semiconductor Manufacturing Co. Ltd.	3,376,591	70,569,049

		115,877,848

Thailand - 1.7%
Central Pattana PCL	995,118	1,423,003
CP ALL PCL	3,103,200	5,587,530
Kasikornbank PCL	3,134,535	9,754,542

		16,765,075

Turkey - 0.4%
Turkiye Petrol Rafinerileri AS (A)	389,809	4,341,241

United Kingdom - 0.6%
Anglo American PLC	126,918	5,624,239

United States - 0.5%
Parade Technologies Ltd.	72,000	4,421,252

Total Common Stocks (Cost $854,554,264)		921,771,689

PREFERRED STOCKS - 2.9%
Brazil - 1.0%
Banco Bradesco SA, 0.00% (E)	1,629,630	7,587,679
Gerdau SA, 0.00% (E)	390,100	2,306,932

		9,894,611

Republic of Korea - 1.9%
Samsung Electronics Co. Ltd., 0.00% (E)	295,592	18,556,042

Total Preferred Stocks (Cost $21,880,266)		28,450,653

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (E)	16,145,084	16,145,084

Total Other Investment Company (Cost $16,145,084)		16,145,084

Total Investments (Cost $892,579,614)		966,367,426
Net Other Assets (Liabilities) - 1.5%		14,293,542

Net Assets - 100.0%		$ 980,660,968

Transamerica Funds	Page 2

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	184	09/17/2021	$12,159,766	$11,754,840	$—	$(404,926)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	13.7%	$132,332,770
Banks	13.0	126,022,347
Interactive Media & Services	8.5	82,456,428
Internet & Direct Marketing Retail	7.3	70,223,463
Metals & Mining	4.9	47,397,500
Technology Hardware, Storage & Peripherals	4.8	46,668,608
Oil, Gas & Consumable Fuels	4.7	45,420,680
Insurance	3.9	37,738,963
Automobiles	3.1	30,324,403
Chemicals	2.7	25,686,536
Electrical Equipment	2.6	24,707,567
Wireless Telecommunication Services	2.5	24,268,077
Food & Staples Retailing	2.2	20,877,470
Real Estate Management & Development	2.0	18,914,874
Personal Products	1.8	17,050,183
Independent Power & Renewable Electricity Producers	1.5	14,951,696
Food Products	1.5	14,577,045
Specialty Retail	1.5	14,457,557
Biotechnology	1.4	13,293,630
Gas Utilities	1.1	10,883,419
Beverages	1.0	9,858,510
Life Sciences Tools & Services	1.0	9,824,206
Hotels, Restaurants & Leisure	1.0	9,720,622
Electric Utilities	1.0	9,366,471
Entertainment	1.0	9,303,255
Diversified Financial Services	0.9	9,089,445
Health Care Equipment & Supplies	0.9	8,422,744
IT Services	0.7	7,298,848
Household Products	0.7	6,598,697
Containers & Packaging	0.6	5,587,582
Professional Services	0.5	4,578,027
Diversified Telecommunication Services	0.5	4,498,793
Household Durables	0.5	4,486,214
Multiline Retail	0.5	4,415,765
Internet & Catalog Retail	0.4	4,282,995
Capital Markets	0.4	4,254,915
Software	0.4	4,144,880
Pharmaceuticals	0.4	3,947,356
Machinery	0.3	2,843,760
Health Care Providers & Services	0.3	2,801,709
Textiles, Apparel & Luxury Goods	0.2	2,214,221
Road & Rail	0.2	1,945,077
Commercial Services & Supplies	0.1	1,470,341
Diversified Consumer Services	0.1	1,014,693

Investments	98.3	950,222,342
Short-Term Investments	1.7	16,145,084

Total Investments	100.0%	$966,367,426

Transamerica Funds	Page 3

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$197,728,949	$724,042,740	$—	$921,771,689
Preferred Stocks	9,894,611	18,556,042	—	28,450,653
Other Investment Company	16,145,084	—	—	16,145,084

Total Investments	$223,768,644	$742,598,782	$—	$966,367,426

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(404,926)	$—	$—	$(404,926)

Total Other Financial Instruments	$(404,926)	$—	$—	$(404,926)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $32,876,475, representing 3.4% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $40,359,272, collateralized by cash collateral of $16,145,084 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $25,681,597. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the total value of securities is $25,379,152, representing 2.6% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at July 31, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Transamerica Funds	Page 4

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5